                                  AMSOUTH FUNDS

                    SUPPLEMENT DATED JANUARY 12, 2005 TO THE
             CLASS A AND B SHARES PROSPECTUS DATED DECEMBER 1, 2004

THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE CLASS A AND B SHARES PROSPECTUS:

THE INDIRECT EXPENSES AND THE EXPENSE EXAMPLE FOR THE AMSOUTH STRATEGIC
PORTFOLIOS: AGGRESSIVE GROWTH PORTFOLIO STATED ON PAGE 38 OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

            AMSOUTH STRATEGIC PORTFOLIOS: AGGRESSIVE GROWTH PORTFOLIO

CLASS A SHARES*            2.04%
CLASS B SHARES*            2.78%

*Certain expenses for each of the Underlying Funds are limited by the Advisor. Taking into account the fee waivers and expense reimbursements for the Underlying Funds and the AmSouth Strategic Portfolios: Aggressive Growth Portfolio, total expenses for each class are: Class A Shares, 1.59% and Class B Shares, 2.33%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Actual expenses will differ depending on the actual allocation of investments in the Underlying Funds in effect from time to time. The Underlying Funds are described elsewhere in this Prospectus.

                                 EXPENSE EXAMPLE

                                           1 YEAR            3 YEARS           5 YEARS            10 YEARS
CLASS A SHARES                              $746              $1,154            $1,588             $2,789
CLASS B SHARES
Assuming redemption                         $781              $1,162            $1,669             $2,932
Assuming no
Redemption                                  $281                $862            $1,469             $2,932

THE INDIRECT EXPENSES AND THE EXPENSE EXAMPLE FOR THE AMSOUTH STRATEGIC
PORTFOLIOS: GROWTH PORTFOLIO STATED ON PAGE 42 OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

                 AMSOUTH STRATEGIC PORTFOLIOS: GROWTH PORTFOLIO

CLASS A SHARES*            1.92%
CLASS B SHARES*            2.66%

*Certain expenses for each of the Underlying Funds are limited by the Advisor. Taking into account the fee waivers and expense reimbursements for the Underlying Funds and the AmSouth Strategic Portfolios: Growth Portfolio, total expenses for each class are: Class A Shares, 1.49% and Class B Shares, 2.22%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Actual expenses will differ depending on the actual allocation of investments in the Underlying Funds in effect from time to time. The Underlying Funds are described elsewhere in this Prospectus.

                                 EXPENSE EXAMPLE

                                           1 YEAR            3 YEARS           5 YEARS            10 YEARS
CLASS A SHARES                              $734              $1,120            $1,530             $2,670
CLASS B SHARES
Assuming redemption                         $769              $1,126            $1,610             $2,814
Assuming no
Redemption                                  $269                $826            $1,410             $2,814

THE INDIRECT EXPENSES AND THE EXPENSE EXAMPLE FOR THE AMSOUTH STRATEGIC
PORTFOLIOS: GROWTH AND INCOME PORTFOLIO STATED ON PAGE 46 OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

            AMSOUTH STRATEGIC PORTFOLIOS: GROWTH AND INCOME PORTFOLIO

CLASS A SHARES*            1.81%
CLASS B SHARES*            2.56%

*Certain expenses for each of the Underlying Funds are limited by the Advisor. Taking into account the fee waivers and expense reimbursements for the Underlying Funds and the AmSouth Strategic Portfolios: Growth and Income Portfolio, total expenses for each class are: Class A Shares, 1.48% and Class B Shares, 2.23%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Actual expenses will differ depending on the actual allocation of investments in the Underlying Funds in effect from time to time. The Underlying Funds are described elsewhere in this Prospectus.

                                 EXPENSE EXAMPLE

                                           1 YEAR            3 YEARS           5 YEARS            10 YEARS
CLASS A SHARES                              $724              $1,088            $1,476             $2,560
CLASS B SHARES
Assuming redemption                         $759              $1,096            $1,560             $2,712
Assuming no
Redemption                                  $259                $796            $1,360             $2,712

THE INDIRECT EXPENSES AND THE EXPENSE EXAMPLE FOR THE AMSOUTH STRATEGIC
PORTFOLIOS: MODERATE GROWTH AND INCOME PORTFOLIO STATED ON PAGE 50 OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

       AMSOUTH STRATEGIC PORTFOLIOS: MODERATE GROWTH AND INCOME PORTFOLIO

CLASS A SHARES*            1.94%
CLASS B SHARES*            2.68%

*Certain expenses for each of the Underlying Funds are limited by the Advisor. Taking into account the fee waivers and expense reimbursements for the Underlying Funds and the AmSouth Strategic Portfolios: Moderate Growth and Income Portfolio, total expenses for each class are: Class A Shares, 1.51% and Class B Shares, 2.25%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Actual expenses will differ depending on the actual allocation of investments in the Underlying Funds in effect from time to time. The Underlying Funds are described elsewhere in this Prospectus.

                                 EXPENSE EXAMPLE

                                           1 YEAR            3 YEARS           5 YEARS            10 YEARS
CLASS A SHARES                              $736              $1,126            $1,539             $2,690
CLASS B SHARES
Assuming redemption                         $771              $1,132            $1,620             $2,834
Assuming no
Redemption                                  $271                $832            $1,420             $2,834

THE FEES AND EXPENSES TABLE AND EXPENSE EXAMPLE FOR THE AMSOUTH LIMITED TERM BOND FUND STATED ON PAGE 57 OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

                                FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES              CLASS A                 CLASS B
(EXPENSES PAID BY YOU DIRECTLY)(1)             SHARES                  SHARES
Maximum Sales Charge
(Load) on Purchases                             2.00%(2)               None
Maximum Deferred Sales
Charge (Load)                                   None                   5.00%(3)
Redemption Fee(4)                              2.00%                   2.00%

ANNUAL FUND OPERATING EXPENSES                CLASS A                 CLASS B
(FEES PAID FROM FUND ASSETS)                   SHARES                  SHARES
Management Fee                                  0.50%                  0.50%
Distribution and/or Service
(12b-1) Fee                                      None                  0.75%
Other Expenses(5)                               0.50%                  0.50%
   Total Fund Operating Expenses(5)             1.00%                  1.75%

(1) AmSouth Bank or other financial institutions may charge their customers account fees for automatic investment and other cash management services provided in connection with investment in the Fund.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) For Class B Shares purchased prior to the combination of AmSouth Funds with ISG Funds, the CDSC on such Class B Shares held continuously declines over six years, starting with year one and ending in year seven from: 4%, 3%, 3%, 2%, 2%, 1%. For all other Class B Shares held continuously, the CDSC declines over six years, starting with year one and ending in year seven from: 5%, 4%, 3%, 3%, 2%, 1%. Approximately eight years after purchase (seven years in the case of ISG Shares acquired in the combination), Class B Shares automatically convert to Class A Shares.

(4) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.

(5) Other expenses are being limited to 0.48% for Class A Shares and 0.48% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 0.98%; and Class B Shares, 1.73%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

                                 EXPENSE EXAMPLE

                                           1 YEAR           3 YEARS           5 YEARS            10 YEARS
CLASS A SHARES                              $300              $512               $741             $1,400
CLASS B SHARES

Assuming redemption                         $678              $851             $1,149             $1,864
Assuming no
Redemption                                  $178              $551               $949             $1,864

THE SECOND SENTENCE OF THE FIRST PARAGRAPH OF THE DESCRIPTION OF THE INVESTMENT ADVISOR ON PAGE 89 OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

As of September 30, 2004, AAMI had over $9.7 billion in assets under management.

               SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE.

                                  AMSOUTH FUNDS

                    SUPPLEMENT DATED JANUARY 12, 2005 TO THE
                CLASS I SHARES PROSPECTUS DATED DECEMBER 1, 2004

THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE CLASS I SHARES PROSPECTUS:

THE INDIRECT EXPENSES AND THE EXPENSE EXAMPLE FOR THE AMSOUTH STRATEGIC
PORTFOLIOS: AGGRESSIVE GROWTH PORTFOLIO STATED ON PAGE 38 OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

            AMSOUTH STRATEGIC PORTFOLIOS: AGGRESSIVE GROWTH PORTFOLIO

CLASS I SHARES*            1.94%

*Certain expenses for each of the Underlying Funds are limited by the Advisor. Taking into account the fee waivers and expense reimbursements for the Underlying Funds and the AmSouth Strategic Portfolios: Aggressive Growth Portfolio, total expenses for Class I Shares are 1.54%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Actual expenses will differ depending on the actual allocation of investments in the Underlying Funds in effect from time to time. The Underlying Funds are described elsewhere in this Prospectus.

                                 EXPENSE EXAMPLE

                                            1 YEAR            3 YEARS           5 YEARS            10 YEARS
CLASS I SHARES                               $197               $609             $1,047             $2,264


THE INDIRECT EXPENSES AND THE EXPENSE EXAMPLE FOR THE AMSOUTH STRATEGIC
PORTFOLIOS: GROWTH PORTFOLIO STATED ON PAGE 42 OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

                 AMSOUTH STRATEGIC PORTFOLIOS: GROWTH PORTFOLIO

CLASS I SHARES*            1.82%

*Certain expenses for each of the Underlying Funds are limited by the Advisor. Taking into account the fee waivers and expense reimbursements for the Underlying Funds and the AmSouth Strategic Portfolios: Growth Portfolio, total expenses for Class I Shares are 1.43%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Actual expenses will differ depending on the actual allocation of investments in the Underlying Funds in effect from time to time. The Underlying Funds are described elsewhere in this Prospectus.

                                 EXPENSE EXAMPLE

                                            1 YEAR            3 YEARS           5 YEARS            10 YEARS
CLASS I SHARES                               $185               $573              $985              $2,137


THE INDIRECT EXPENSES AND THE EXPENSE EXAMPLE FOR THE AMSOUTH STRATEGIC
PORTFOLIOS: GROWTH AND INCOME PORTFOLIO STATED ON PAGE 46 OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

            AMSOUTH STRATEGIC PORTFOLIOS: GROWTH AND INCOME PORTFOLIO

CLASS I SHARES*            1.71%

*Certain expenses for each of the Underlying Funds are limited by the Advisor. Taking into account the fee waivers and expense reimbursements for the Underlying Funds and the AmSouth Strategic Portfolios: Growth and Income

Portfolio, total expenses for Class I Shares are 1.43%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Actual expenses will differ depending on the actual allocation of investments in the Underlying Funds in effect from time to time. The Underlying Funds are described elsewhere in this Prospectus.

                                 EXPENSE EXAMPLE

                                            1 YEAR            3 YEARS           5 YEARS            10 YEARS
CLASS I SHARES                               $174              $539              $928               $2,019


THE INDIRECT EXPENSES AND THE EXPENSE EXAMPLE FOR THE AMSOUTH STRATEGIC
PORTFOLIOS: MODERATE GROWTH AND INCOME PORTFOLIO STATED ON PAGE 50 OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

       AMSOUTH STRATEGIC PORTFOLIOS: MODERATE GROWTH AND INCOME PORTFOLIO

CLASS I SHARES*            1.84%

*Certain expenses for each of the Underlying Funds are limited by the Advisor. Taking into account the fee waivers and expense reimbursements for the Underlying Funds and the AmSouth Strategic Portfolios: Moderate Growth and Income Portfolio, total expenses for Class I Shares are 1.46%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Actual expenses will differ depending on the actual allocation of investments in the Underlying Funds in effect from time to time. The Underlying Funds are described elsewhere in this Prospectus.

                                 EXPENSE EXAMPLE

                                            1 YEAR            3 YEARS           5 YEARS            10 YEARS
CLASS I SHARES                               $187               $579             $995               $2,159

THE FIRST PARAGRAPH OF THE DESCRIPTION OF THE HIGH QUALITY BOND FUND ON PAGE 84 OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:


Under normal circumstances, the Fund will invest at least 80% of its net assets in bonds. This policy will not change without 60 days' advance notice to shareholders. For the purpose of this policy, net assets include net assets plus borrowings for investment purposes. The Fund's investments include securities issued by GNMA, which are supported by the full faith and credit of the U.S. government, and securities issued by FNMA, FHLMC and FHLBs, which are supported by the right of the issuer to borrow from the U.S. Treasury. The Fund may hold up to 20% of its assets in cash and cash equivalents. "Cash equivalents" are short-term, interest-bearing instruments or deposits known as money market instruments.

THE SECOND SENTENCE OF THE FIRST PARAGRAPH OF THE DESCRIPTION OF THE INVESTMENT ADVISOR ON PAGE 89 OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

As of September 30, 2004, AAMI had over $9.7 billion in assets under management.

               SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE.